Organization and Summary of Significant Accounting Policies (Details 7) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jul. 01, 2012
Intangible assets carrying value and accumulated amortization
Patents, engineering drawings and software	$ 890	$ 890
Less: accumulated amortization	(453)	(354)
Total	$ 437	$ 536